Organization and Significant Accounting Policies (Details 2) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Spi Spo and Spp [Member]
Foreign Currency Exchange Rate, Translation	$ 1.0638	$ 1.1144	$ 1.0638	$ 1.1144	$ 1.0640	$ 1.0629
Foreign Currency Exchange Rate Translation Average Period	1.0394	1.2251	1.0643	1.1432	1.1331	0.9608
Spla [Member]
Foreign Currency Exchange Rate, Translation	$ 0.4929	$ 0.5465	$ 0.4929	$ 0.5465	$ 0.5357	$ 0.5986
Foreign Currency Exchange Rate Translation Average Period	0.4927	0.6186	0.5228	0.6132	0.5998	0.5662
Spmsa and Sphsa [Member]
Foreign Currency Exchange Rate, Translation	$ 0.1202	$ 0.1263	$ 0.1202	$ 0.1263	$ 0.1228	$ 0.1504
Foreign Currency Exchange Rate Translation Average Period	0.1210	0.1412	0.1242	0.1433	0.1385	0.1373